Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Change In Benefit Obligation, Change In Plan Assets And Components Of Funded Status
The following tables present the change in benefit obligation, change in plan assets and components of funded status for defined benefit pension and post-retirement health care benefit plans. Actuarial assumptions that were used are also included.

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Change in benefit obligation:
Projected benefit obligation — beginning of year	$543.5	$514.4	$21.9	$23.2
Service cost	1.5	1.6	—	—
Interest cost	27.2	28.3	0.8	1.0
Actuarial loss (gain)	63.4	38.4	(2.0)	0.4
Participant contributions	—	—	0.5	0.8
Benefits paid	(39.8)	(38.7)	(2.7)	(3.3)
Other	1.4	(0.5)	0.4	(0.2)
Projected benefit obligation — end of year	$597.2	$543.5	$18.9	$21.9
Projected salary increases	2.8	2.6	—	—
Accumulated benefit obligation	$594.4	$540.9	$18.9	$21.9
Change in plan assets:
Plan assets — beginning of year	$335.6	$354.6	$—	$—
Actual return on plan assets	46.9	(15.9)	—	—
Company contributions	66.8	35.6	2.0	2.5
Plan participants’ contributions	—	—	0.5	0.8
Benefits paid	(39.8)	(38.7)	(2.7)	(3.3)
Other	0.9	—	0.2	—
Plan assets — end of year	410.4	335.6	—	—
Under-funded status at end of year	$(186.8)	$(207.9)	$(18.9)	$(21.9)

Amounts Included In Consolidated Balance Sheets
Amounts included in the accompanying Consolidated Balance Sheets are as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Accrued expenses and other liabilities	$4.0	$4.3	$1.9	$3.0
Other non-current liabilities	182.8	203.6	17.0	18.9

Change In AOCI
Change in accumulated other comprehensive loss before tax:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Prior year	$0.3	$0.5	$(17.4)	$(34.9)
Prior service (cost) credit recognized during year	—	(0.2)	17.4	17.4
Other adjustments	—	—	—	0.1
Current year	$0.3	$0.3	$—	$(17.4)

Schedule Of Projected And Accumulated Benefit Obligations In Excess Of Plan Assets
As of December 31, 2012 and 2011, we had plans with total projected and accumulated benefit obligations in excess of the related plan assets as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Projected benefit obligation	$596.4	$542.8	$18.9	$21.9
Accumulated benefit obligation	593.6	540.3	18.9	21.9
Fair value of plan assets	409.6	334.9	—	—

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost and Benefit Obligation
Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Health Care Benefits
	2012	2011	2012	2011
Discount rate	4.12%	5.11%	3.71%	4.51%
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	7.39%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	4.63%	5.00%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2025	2019
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Benefits			Health Care Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	5.11%	5.71%	6.17%	4.66%	5.07%	5.61%
Expected long-term return on plan assets	8.43%	8.50%	8.50%	—	—	—
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	N/A	8.35%	8.50%	9.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	N/A	N/A	N/A	2019	2018	2016

Impact Of One Percentage Point Change In Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates have an effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following impact:

(In millions)	One Percentage Point Increase	One Percentage Point Decrease
Effect on total of service and interest cost	$0.1	$(0.1)
Effect on post-retirement benefit obligation	1.3	(1.1)

Components Of Net Period Benefit Cost
The following table summarizes the components of net period benefit cost or gain that was recognized during each of the years in the three-year period ended December 31, 2012. Actuarial assumptions that were used are also included.

	Pension Benefits			Health Care Benefits
(In millions)	2012	2011	2010	2012	2011	2010
Components of net periodic benefit costs (gains):
Service cost	$1.5	$1.6	$1.6	$—	$—	$—
Interest cost	27.2	28.3	29.7	0.8	1.0	1.2
Expected return on plan assets	(27.6)	(29.2)	(26.2)	—	—	—
Amortization of prior service cost	—	0.2	0.8	(17.4)	(17.4)	(17.4)
Mark-to-market actuarial net losses (gains)	44.0	83.4	10.6	(2.0)	0.4	(1.0)
Other	—	—	—	—	—	0.2
Net periodic benefit cost (gain)	$45.1	$84.3	$16.5	$(18.6)	$(16.0)	$(17.0)

Fair Values Of Pension Plan Assets
The fair values of pension plan assets at December 31, 2012 and 2011, by asset category, are as follows:

	Fair Value of Plan Assets at December 31, 2012				Fair Value of Plan Assets at December 31, 2011
(In millions)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset category
Cash	$3.4	$—	$—	$3.4	$4.5	$—	$—	$4.5
Common collective trusts	—	44.9	—	44.9	—	12.2	—	12.2
Large-cap equity	43.2	51.1	—	94.3	27.0	17.0	—	44.0
Mid-cap equity	42.3	—	—	42.3	36.4	—	—	36.4
Small-cap equity	39.8	—	—	39.8	34.1	—	—	34.1
International equity	80.6	—	—	80.6	61.4	54.2	—	115.6
Fixed-income funds	39.3	—	—	39.3	24.4	—	—	24.4
Multi-asset mutual fund	32.6	—	—	32.6	32.4	—	—	32.4
Floating rate income funds	33.2	—	—	33.2	32.0	—	—	32.0
Totals	$314.4	$96.0	$—	$410.4	$252.2	$83.4	$—	$335.6

Estimated Future Benefit Payments
The estimated future benefit payments for our pension and health care plans are as follows:

(In millions)	Pension Benefits	Health Care Benefits	Medicare Part D Subsidy
2013	$38.5	$1.9	$0.1
2014	38.5	1.9	0.1
2015	39.4	1.8	0.1
2016	39.1	1.8	0.1
2017	39.3	1.7	0.1
2018 through 2022	198.8	7.2	0.4

Schedule Of Contributions To The Retirement Savings Plan	Following are our contributions to the RSP:

(In millions)	2012	2011	2010
Retirement savings match	$7.6	$7.1	$6.2
Retirement benefit contribution	3.8	3.9	3.6
Total contributions	$11.4	$11.0	$9.8